Valuation results and net trading income (Tables)	12 Months Ended
Dec. 31, 2018
Valuation Results And Net Trading Income [Abstract]
Summary of Valuation Results and Net Trading Income
23 Valuation results and net trading income

Valuation results and net trading income
	2018	2017	2016
Securities trading results	–722	656	–369
Derivatives trading results	540	59	706
Change in fair value of derivatives relating to
– fair value hedges	185	–184	–170
– cash flow hedges (ineffective portion)	–19	44	–16
– other non-trading derivatives	868	–301	2,103
Change in fair value of assets and liabilities (hedged items)	–176	91	244
Valuation results on assets and liabilities designated at FVPL (excluding trading)	257	–56	–79
Foreign exchange transactions results	69	1,194	–898
Other	225	9	24
	1,227	1,512	1,545